Grupo Santander - Offshore entities (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee branch subsidiary entity	Feb. 28, 2023 jurisdiction	Dec. 31, 2021 employee subsidiary branch	Dec. 31, 2020 employee
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	2
Number of persons | employee	206,462		199,177	193,226
Number of jurisdictions within EU's blacklist | jurisdiction		16
Number of jurisdictions within EU's grey list | jurisdiction		18
Bermuda
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	1
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	1
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	2
Spanish legislation | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1		1
Number of branches resident in off-shore territories | branch	3		3
Spanish legislation | Off-shore entities | Jersey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1
Number of branches resident in off-shore territories | branch	1
Spanish legislation | Off shore entities, subsidiaries | Jersey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	1
Profit (loss), contribution to parent results | €	€ 0.0
Number of persons | employee	0
Spanish legislation | Off shore entities, branches
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	3
Number of persons | employee	155
Council of the EU blacklist | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	2		3
Number of branches resident in off-shore territories | branch	1		1
Number of entities resident in off-shore territories | entity	3
Council of the EU blacklist | Off-shore entities | The Bahamas
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	2
Number of branches resident in off-shore territories | branch	1
Number of persons | employee	27
Council of the EU blacklist | Off shore entities, subsidiaries | The Bahamas
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories	2
Council of the EU blacklist | Off shore entities, branches | The Bahamas
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	1